Organization and nature of business	6 Months Ended
Jun. 30, 2023
Organization and nature of business [Abstract]
Organization and nature of business
1. Organization and nature of business

General information

Immunocore Holdings plc (the “Company”) is a public limited company incorporated in England and Wales and has the following wholly owned subsidiaries: Immunocore Limited, Immunocore LLC, Immunocore Commercial LLC, Immunocore Ireland Limited, Immunocore GmbH, and Immunocore Nominees Limited (collectively referred to as the “Group”).

The Company’s American Depositary Shares (“ADSs”) began trading on the Nasdaq Global Select Market under the ticker symbol “IMCR” on February 5, 2021, following its initial public offering (“IPO”). The IPO and concurrent private placement generated net proceeds of £210,985,000 ($286,887,000) after underwriting discounts, commissions and directly attributable offering expenses. In July 2022, the Company raised £116,812,000 ($140,000,000) before deductions for offering expenses of £388,000 through the sale of its ordinary shares in the form of ADSs and non-voting ordinary shares in a private placement.

The principal activity of the Group is pioneering the development and sale of a novel class of TCR bispecific immunotherapies called ImmTAX – Immune mobilizing monoclonal TCRs Against X disease – designed to treat a broad range of diseases, including cancer, infectious and autoimmune diseases. Leveraging its proprietary, flexible, off-the-shelf ImmTAX platform, the Group is developing a deep pipeline in multiple therapeutic areas, including four clinical stage programs in oncology and infectious disease, advanced pre-clinical programs in autoimmune disease and multiple earlier pre-clinical programs.

In 2022, the Group received approval for its lead product, KIMMTRAK, for the treatment of unresectable metastatic uveal melanoma from the U.S. Food and Drug Administration, the European Commission, and other health authorities. KIMMTRAK is now approved in over 35 countries and the Group has commercially launched in the United States, Germany and France, among other territories, with further commercial launches underway in additional territories where it has received approval. The Group expects to obtain regulatory approval for KIMMTRAK in further territories in 2023.